CONSOLIDATED BALANCE SHEETS (UNAUDITED) (Parenthetical) - JPY (¥) ¥ in Millions		Sep. 30, 2021	Mar. 31, 2021
Loans receivable, fair value	[1]	¥ 916,938	¥ 818,523
Receivables from customers, fair value		146,706	163,388
Securities purchased under agreements to resell, fair value		314,439	366,506
Trading assets, securities pledged as collateral		5,383,531	5,587,555
Trading assets, fair value		7,854	10,122
Private equity investments, fair value		6,627	3,599
Office buildings, land, equipment and facilities, net of accumulated depreciation and amortization		410,139	395,429
Securities pledged as collateral		16,776	9,427
Other, fair value		179,466	171,482
Short-term borrowings, fair value		683,253	634,714
Deposits received at banks, fair value		56,180	49,874
Securities sold under agreements to repurchase, fair value		363,864	224,056
Securities loaned, fair value		110,905	128,886
Other liabilities, fair value		38,785	44,708
Long-term borrowings, fair value		¥ 4,369,366	¥ 4,098,457
Common stock
Authorized		6,000,000,000	6,000,000,000
Issued		3,233,562,601	3,233,562,601
Outstanding		3,094,756,680	3,063,155,434
Common stock held in treasury, shares		138,805,921	170,407,167

[1]	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.